Financial Instruments, Financial Risks and Capital Management - Summary of Credit Quality of the Financial Assets and Credit Risk Rating Grade (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loss allowance	$ (104)
Net carrying amount	$ 530,160	$ 450,603
12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	12-month ECL
Trade receivables [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL(Simplified approach)	Lifetime ECL(Simplified approach)
Gross carrying amount	$ 88,912	$ 92,561
Loss allowance	(104)
Net carrying amount	$ 88,808	$ 92,561
Contract assets [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL(Simplified approach)	Lifetime ECL(Simplified approach)
Gross carrying amount	$ 58,808	$ 49,365
Net carrying amount	$ 58,808	$ 49,365
Other Receivabels [Member] | 12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
Internal credit rating	Performing	Performing
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	$ 15,341	$ 11,596
Net carrying amount	$ 15,341	$ 11,596